Debt (Details) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 17, 2021 USD ($)	Dec. 15, 2021 USD ($)	Dec. 14, 2021 USD ($)	Dec. 17, 2021	Sep. 25, 2020 USD ($)	Nov. 30, 2019	Jul. 03, 2022 USD ($)	Jun. 27, 2021 USD ($)
Debt (Details) [Line Items]
Principal payments (in Dollars)							$ 2,053
Revolving credit facility (in Dollars)	$ 165,000	$ 140,000
Maturity date of term loans		90 days
Aggregate principal amount (in Dollars)		$ 175,000
Revolving increased amount (in Dollars)	$ 25,000
Percentage of fiscal quarter				0.35
Incremental liquidity facility amount (in Dollars)			$ 150,000
Interest rate during period					3.00%
Loan utilized closing amount (in Dollars)					$ 45,000
Remaining available subject to approval amount (in Dollars)					$ 105,000
Letters of credit (in Dollars)							$ 9,136	$ 9,100
Rate of interest								2.561%
Fixed rate fee								0.179%
Interest rate								3.00%
Other long-term liabilities (in Dollars)								$ 8,869
Maximum [Member]
Debt (Details) [Line Items]
Fiscal quarter				6 years
First Lien Credit Facility Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt (Details) [Line Items]
Basis spread on variable rate							3.50%
First Lien Credit Facility Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt (Details) [Line Items]
Variable rate floor							1.00%
Revolving Credit Facility [Member]
Debt (Details) [Line Items]
Interest rate during period							1.00%
Credit agreement amount (in Dollars)			$ 50,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt (Details) [Line Items]
Interest rate during period							3.75%
Revolving Credit Facility [Member] | Maximum [Member]
Debt (Details) [Line Items]
Interest rate during period							4.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt (Details) [Line Items]
Basis spread on variable rate						1.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt (Details) [Line Items]
Basis spread on variable rate						0.50%
Revolving Credit Facility [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Basis spread on variable rate						2.00%